Transactions with Related Parties (Predecessor)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

(a)   Castor Ships:

From the date of the delivery of Company’s vessels and until June 30, 2022, Castor Ships provided the vessel-owning Robin Subsidiaries with commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the vessels, arranging and supervising the vessels’ commercial functions, handling all vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by such Robin Subsidiaries (the “Ship Management Agreements”). In exchange for these services, the relevant Robin Subsidiaries each paid Castor Ships (i) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (ii) a commission of 1.25% on all charter agreements arranged by Castor Ships and (iii) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, Castor Maritime Inc. (“Castor”), the parent company of Toro before the completion of the spin off of Toro from Castor on March 7, 2023, entered into the Castor’s Amended and Restated Master Management Agreement with Castor Ships. Under such agreement, Castor Ships agreed to provide the Company with a broad range of management services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships generally is not liable to the Company for any loss, damage, delay, or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence, or willful misconduct (for which our recovery will be limited to two times the Flat Management Fee, as defined below).

Until March 7, 2023, in exchange for these services, the Company paid Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s subsidiaries paid Castor Ships a daily fee of $975 per vessel for the provision of commercial and technical ship management services provided under the ship management agreements (the “Ship Management Fee”). The Ship Management Fee and Flat Management Fee were adjusted annually for inflation on each anniversary of the effective date of the Castor’s Amended and Restated Master Management Agreement. The Robin Subsidiaries will also reimburse Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to their vessels. On March 7, 2023, Toro entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Amended and Restated Master Management Agreement. The Ship Management Fee and Flat Management Fee are adjusted annually for inflation on the 1st of July of each year in accordance with the terms of the Toro’s Amended and Restated Master Management Agreement and (i) the Ship Management Fee increased from $975 per vessel per day to $1,039 per vessel per day and the Flat Management Fee increased from $0.75 million to $0.8 million effective July 1, 2023 and (ii) the Ship Management Fee increased from $1,039 per vessel per day to $1,071 per vessel per day and the Flat Management Fee increased from $0.8 million to $0.82 million effective July 1, 2024. In addition to the Ship Management Fee and Flat Management Fee, effective July 1, 2024, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of its vessel, on all gross income received by its shipowning subsidiary arising out of or in connection with the operation of its vessel for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of its vessel is entitled to receive, will not exceed the aggregate rate of 6.25% on the vessel’s gross income and (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry. The Toro’s Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of its effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein, in which case the payment of a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis may be due in certain circumstances. As part of the spin off of the Company, Robin will enter into a master management agreement with Castor Ships with respect to its vessels in largely the same form as Toro’s Amended and Restated Master Management Agreement.

As of December 31, 2022, in accordance with the provisions of the Castor’s Amended and Restated Master Management Agreement, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels. Castor Ships pays, at its own expense, the third-party technical management company a fee for the services it has subcontracted to such company without any additional cost to Toro. In accordance with the provisions of the Toro’s Amended and Restated Master Management Agreement, Castor Ships has provided the technical management of M/T Wonder Mimosa since June 7, 2023.

During the years ended December 31, 2022, 2023 and 2024, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships (i) management fees amounting to $449,300, $688,547 and $386,162, respectively, (ii) charter hire commissions amounting to $195,471, $195,890 and $125,409, respectively, and (iii) sale and purchase commissions amounting to $179,900 in the year ended December 31, 2023, related to the sale of the vessel M/T Wonder Formosa (Note 5).

In addition, part of the general and administrative expenses incurred by Toro has been allocated on a pro rata basis within ‘General and administrative expenses of the Company based on the proportion of the number of ownership days of the Robin Subsidiaries’ vessels to the total ownership days of Toro’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees and stock based compensation cost. The administration costs charged by Castor Ships (Flat Management Fee) and certain travelling expenses of key management have been allocated by using the proportion of the weighted average of assets in 2022, 2023 and 2024, respectively, related directly or indirectly to Robin Subsidiaries to the weighted average of the total consolidated assets of Toro in 2022, 2023 and 2024, respectively, as Castor Ships provides a number of services to Toro, some of which are not related to the commercial and technical management of Robin Subsidiaries’ vessels. During the years ended December 31, 2022, 2023, and 2024, the above mentioned administration fees charged by Castor Ships to Toro that were allocated to the Company amounted to $28,691, $279,855 and $162,156, respectively and are included in ‘General and administrative expenses’ in the accompanying combined carve-out statements of comprehensive income(1).

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2023 and 2024, the working capital guarantee advances to Castor Ships amounted to $388,542 and $388,542, respectively, which are presented in ‘Due from related parties, non-current’ in the accompanying combined carve-out balance sheets. As of December 31, 2023 and 2024, working capital guarantee deposits relating to third-party managers and operating expense payments made on behalf of the Company in excess of amounts advanced amounted to $1,173,677 and $461,613, respectively, which are included in ‘Due from related parties, current’ in the accompanying combined carve-out balance sheets.

(1)
Management believes that if the Company had operated on a stand-alone basis, the above mentioned amounts of administration fees charged by Castor Ships to Toro, amounting to $28,691, $279,855 and $162,156 for the years ended December 31, 2022, 2023 and 2024, would have been $800,000 for each year (pursuant to the agreement to be concluded between Robin and Castor Ships with a quarterly new Flat Management Fee of $0.2 million).

(b)   Pavimar:

From the date of the delivery of Company’s vessels and until June 30, 2022, Pavimar provided the vessel-owning Robin Subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion (the “Technical Management Agreements”) in exchange for which Pavimar was paid a daily fee of $600 per vessel. Effective July 1, 2022, the Technical Management Agreements entered into between Pavimar and the vessel-owning Robin Subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and such Robin Subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements.

Following the termination of the Technical Management Agreements, as of December 31, 2022, there are no remaining obligations from Pavimar to the Company.

During the years ended December 31, 2022, 2023 and 2024, management fees under the Technical Management Agreements amounted to $217,200, $0 and $0, respectively.

(c)   Parent Company:

As of December 31, 2023 and 2024, the amount due from Parent company was $17,146,109 and $11,914,451, respectively, and mainly related to funds transferred to the treasury manager of the Parent company (“Treasury manager”) in order to facilitate the management of Robin Subsidiaries’ cash surpluses and organize more efficiently its expenditure payments. The abovementioned amounts are receivable by the Company on demand from the Parent’s cashflow.

The following table provides a schedule of amounts due from related parties, current and non-current by listing the main transactions constituting such movements and the average balance due from the related parties, current and non-current for the year ended December 31, 2023 and 2024.

	Year ended December 31,	Year ended December 31,
	2023	2024
Starting balance	$4,210,706	$18,708,328
Transfers to Treasury manager	38,355,340	7,532,456
Expenditure payments from Treasury manager	(8,979,360)	(4,419,147)
Transfers from Treasury manager for return of capital/dividend distribution(1)	(15,703,322)	(8,345,000)
Operating expense payments from related party managers	(7,903,214)	(5,113,324)
Amounts advanced to related party managers for expense payments	8,732,619	4,401,293
Working capital guarantee advances to Castor Ships-non current	392,983	—
Working capital guarantee advance transferred to current due to sale of vessel	(397,424)	—
Ending Balance	$18,708,328	$12,764,606
Average Balance	$11,459,517	$15,736,467

(1)
For the year ended December 31, 2023, the amount of $15.7 million was transferred from the Treasury manager to Robin Subsidiaries for return of capital and dividend distribution to the parent company. For the year ended December 31, 2024, the amount of $8.3 million was transferred from the Treasury manager to Robin Subsidiaries for dividend distribution to the parent company.